SUBSEQUENT EVENT (Details Narrative)	1 Months Ended
	Mar. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2017 $ / shares	Dec. 31, 2015 $ / shares
Subsequent Events [Abstract]
Subsequent event shares issued (in Shares) | shares	2,500,000
Subsequent event proceeds from shares issued | $	$ 62,500
Subsequent event investors in shares (in Integer)	5
Subsequent event options issued to each member of advisory board, two million options tranche (in Shares) | shares	2,000,000
Common stock, par value (in Dollars per Share) | $ / shares	$ 0.001	$ 0.001	$ 0.001
Subsequent event purchase price of options issued to each member of advisiory board, two million option tranche (in Dollars per Share) | $ / shares	$ 0.05
Subsequent event term of options issued two million option tranche (in Duration)	5 years
Subsequent event options vesting period from issuance for five hundred thousand options, two million options tranche (in Duration)	1 year
Subsequent event options vesting period from initial vesting date for sixty-two thousand five hundred options, two million option tranche (in Duration)	24 months
Subsequent event options issued to each member of advisory board, 1.5 Million options tranche (in Shares) | shares	1,500,000
Subsequent event purchase price of options issued to each member of advisiory board, 1.5 million option tranche (in Dollars per Share) | $ / shares	$ 0.25
Subsequent event term of options issued, 1.5 million option tranche (in Duration)	5 years
Subsequent event revenue target value for vesting of 1.5 million option tranche | $	$ 5,000,000